Notes Payable Non-Convertible	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Notes Payable Non-Convertible [Line Items]
NOTES PAYABLE NON-CONVERTIBLE

NOTE 6 – NOTES PAYABLE NON-CONVERTIBLE

On October 22, 2018, the Company issued a secured promissory note for $50,000, bearing interest at a rate of 8% per annum, with maturity date of December 31, 2018. The maturity date was extended multiple times and on September 8, 2022, the lender agreed to extend the maturity until July 31, 2023. The promissory note is secured by a Pledge and Escrow Agreement, whereby the Company agreed to pledge rights to a collateral due under certain Agreement. The outstanding balance as of October 31, 2022 and July 31, 2022 was $50,000.

Credit Agreement and Notes

On November 17, 2020, T3 Communications, Inc., a Nevada corporation (“T3 Nevada”), a majority owned subsidiary of Digerati Technologies, Inc. (the “Company”) and the Company’s other subsidiaries entered into a credit agreement (the “Credit Agreement”) with Post Road. The Company is a party to certain sections of the Credit Agreement. Pursuant to the Credit Agreement, Post Road will provide T3 Nevada with a secured loan of up to $20,000,000 (the “Loan”), with initial loans of $10,500,000 pursuant to the issuance of a Term Loan A Note and $3,500,000 pursuant to the issuance of a Term Loan B Note, each funded on November 17, 2020, and an additional $6,000,000 on loans, in increments of $1,000,000 as requested by T3 Nevada before the 18 month anniversary of the initial funding date to be lent pursuant to the issuance of a Delayed Draw Term Note. After payment of transaction-related expenses and closing fees of $964,000, net proceeds to the Company from the Note totaled $13,036,000. The Company recorded these discounts and cost of $964,000 as a discount to the Notes and will be amortized as interest expense over the term of the notes.

During the three months ended October 31, 2022, the total debt discount for the Term Loan A Note and the Term Loan B Note was fully amortized. The total debt discount outstanding on the notes as of October 31, 2022, and July 31, 2022, was $0.

Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.

Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three. The Term Loan B was recapitalized under the revised A&R Term Loan A Note as indicated below.

On December 20, 2021, T3 Nevada and Post Road entered into an amendment to the Credit Agreement (the “Amendment”) in connection with which T3 Nevada issued an Amended and Restated Term Loan A Note (the “A&R Term Loan A Note”) in replacement of the Term Loan A Note. Under the First Amendment, the Term Loan B Note principal of $3,500,000, accrued interest of $187,442, and amendment fee of $1,418,744 were recapitalized under the revised A&R Term Loan A Note.

Pursuant to the First Amendment, the additional proceeds of $6,000,000 were used to fund the acquisition of Skynet assets and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. The Company evaluated the amendment and the recapitalization of the notes and accounted for these changes as an extinguishment of debt and recognized a loss on extinguishment of debt of $5,479,865, the loss is composed of the full amortization debt discount of $4,061,121, and the amendment fees of $1,418,744.

The A&R Term Loan A Note has a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). The principal balance and accrued PIK interest outstanding on the A&R Term Loan was $22,959,387 and $22,168,515 as of October 31, 2022 and July 31, 2022, respectively, and had accrued PIK interest outstanding of $790,872 and $530,672, respectively.

On February 4, 2022, T3 Nevada and Post Road entered into a Credit Agreement in connection with which T3 Nevada issued a Term Loan C Note, Pursuant to the Credit Agreement, Post Road provided T3 Nevada with a secured loan of $10,000,000. The proceeds $10,000,000 were used to fund the acquisition of Next Level Internet and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. At issuance the company recognized $250,000 in OID and $220,000 in debt issuance. The total unamortized debt discount was $235,001 and $313,334 as of October 31, 2022 and July 31, 2022, respectively. The principal balance on Term Loan C was $10,000,000 as of October 31, 2022 and July 31, 2022 and had accrued PIK interest outstanding of $304,029 and $199,413, respectively.

The Term Loan C Note has a maturity date of August 4, 2023, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%).

The Credit Agreement contains customary representations, warranties, and indemnification provisions. The Credit Agreement also contains affirmative and negative covenants with respect to operation of the business and properties of the loan parties as well as financial performance. Below are key covenants requirements, (measured quarterly) as of October 31, 2022:

1.	Maximum Allowed - Senior Leverage Ratio of 4.05 to 1.00

2.	Minimum Allowed - EBITDA of $3,771,629

3.	Minimum Allowed - Liquidity of $2,000,000

4.	Maximum Allowed - Capital Expenditures of $94,798 (Quarterly)

5.	Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00

6.	Maximum Allowed - Churn of 3.00% at any time

On December 15, 2022, the lender agreed to forbear from exercising its remedies in connection with the financial covenants that were not complied with during the quarter ended October 31,2022, as well as certain other specified defaults, until December 23, 2022 or such later date as agreed to in writing by the lender.

On February 3, 2023, Digerati, the Loan Parties, and Post Road entered into a Consent, Limited Waiver and Fourth Amendment to Credit Agreement and Amendment to Notes (the “Fourth Amendment”). Pursuant to the Fourth Amendment, Post Road, contingent on the Bridge Loan Repayment (as defined in this paragraph), gave its consent to (a) Digerati’s execution, delivery and performance of the Merger transaction documents and (b) Digerati completing the Merger. Pursuant to the Fourth Amendment, Post Road, contingent on (a) the closing of the Merger and (b) the repayment immediately after the Merger via cash, conversion into shares of New Digerati Common Stock, or via amortization payments (collectively, the “Bridge Loan Repayment”) of the previously disclosed November, December 2022 and February 2023 transactions whereby Digerati has obtained loans in the aggregate Net Unpaid Principal Amount (as defined in this paragraph) of approximately $2,848,525, and gave its consent to Digerati obtaining additional convertible financing in a Net Unpaid Principal Amount of up to approximately $151,475 pursuant to similar transaction documents, and for a total Net Unpaid Principal Amount in convertible loans of up to $3,000,000. As used herein, the term “Net Unpaid Principal Amount” means the principal dollar amount of a Bridge Loan, less the original issue discount (if any) and less the transaction costs paid in cash by Digerati upon the closing thereof.

The Fourth Amendment amends the Credit Agreement to add defined terms related to the Merger and the Bridge Loans. The Fourth Amendment also adds a default under the Bridge Loans transaction documents as an event of default pursuant to the Credit Agreement. The Fourth Amendments amends the mandatory prepayment provision to require that, concurrently with each payment made on the Bridge Loans, an amount equal to 50% of the total dollar amount of such Bridge Loan payment must be made to partially repay the Notes.

The Fourth Amendment requires T3 Nevada to notify Post Road promptly of any contemplated financings or other offers to lend money that are issued to Digerati. The Fourth Amendment also requires T3 Nevada to deliver to Post Road: (a) the full details of any proposed amendment, modification, supplement or waiver to the Bridge Loan transaction documents before any such document is executed; and (b) notice of the conversion of Bridge Loans into shares of Digerati's common stock or other capital stock of Digerati.

The Fourth Amendment revises each of the six financial covenants set forth in Section 11.12 of the Credit Agreement. Namely, maximum leverage, minimum liquidity, minimum EBITDA, maximum capital expenditures, minimum interest coverage (a provision that replaces the minimum fixed charge coverage ratio provision), and maximum churn. In addition, pursuant to the Fourth Amendment, none of the financial covenants contained in Section 11.12 of the Credit Agreement, as amended by the Fourth Amendment, other than minimum liquidity will be tested with respect to the fiscal quarter that ended on January 31, 2023. The Fourth Amendment provides that these revised financial covenants will be null and void if the Merger does not close by February 28, 2023 (the “Merger Outside Closing Date”).

Pursuant to the Fourth Amendment, Post Road agreed to waive each and all of the Specified Defaults (as defined in the Fourth Amendment) on the condition that the Merger close by the Merger Outside Closing Date.

In addition, the Credit Agreement permits T3 Nevada to defer until the respective maturity dates of the Notes the payment of accrued and unpaid interest otherwise due and payable. The Fourth Amendment amends the Credit Agreement and the Notes to revise the interest rate payable by T3 Nevada including pursuant to the deferral of the interest payments.

While Digerati, the parent company of T3 Nevada, is not subject to these financial covenants, they have had and will continue to have a material impact on T3 Nevada’s expenditures and ability to raise funds.

T3 Nevada’s obligations under the Credit Agreement are secured by a first-priority security interest in all of the assets of T3 Nevada and guaranteed by the other subsidiaries of the Company pursuant to the Guaranty and Collateral Agreement, dated November 17, 2020, subsequently amended on December 31, 2021, February 4, 2022, June 13, 2022 and February 4, 2023 by and among T3 Nevada, the Company’s other subsidiaries, and Post Road Administrative LLC (the “Guaranty and Collateral Agreement”). In addition, T3 Nevada’s obligations under the Credit Agreement are, pursuant to a Pledge Agreement (the “Pledge Agreement”), secured by a pledge of a first priority security interest in T3 Nevada’s 100% equity ownership of each of T3 Nevada’s operating companies.

Promissory Notes – Next Level Internet Acquisition

On February 4, 2022, as per the acquisition of Next Level Internet, Inc. (“Next Level” or “NLI”), the Company entered into two unsecured promissory notes (the “Unsecured Adjustable Promissory Notes”) for $1,800,000 and $200,000, respectively. The notes are payable in eight equal quarterly installments in the aggregate amount of $250,000 each commencing on June 4, 2022, through and including March 7, 2024, with a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones required to be achieved by Next Level. At issuance, the Company fair valued the notes and recognized a debt discount of $241,000 which is amortized over the term of the notes. The Company amortized $30,125 to interest expense during the three months ended October 31, 2022. Total unamortized debt discount on the notes as of October 31, 2022 and July 31, 2022, was $150,625 and $180,750, respectively. The total principal balance outstanding as of October 31, 2022 and July 31, 2022, on the Unsecured Adjustable Promissory Notes was $1,750,000.

NOTE 10 - NOTES PAYABLE NON-CONVERTIBLE

On October 22, 2018, the Company issued a secured promissory note for $50,000, bearing interest at a rate of 8% per annum, with maturity date of December 31, 2018. The maturity date was extended multiple times and subsequently on September 8, 2022, the lender agreed to extend the maturity until January 31, 2023. The promissory note is secured by a Pledge and Escrow Agreement, whereby the Company agreed to pledge rights to a collateral due under certain Agreement. The principal outstanding balance as of July 31, 2022, and July 31, 2021, was $50,000.

Credit Agreement and Notes

On November 17, 2020, T3 Nevada (a majority owned subsidiary of the Company) and T3 Nevada’s subsidiaries (T3 Nevada and its subsidiaries, collectively, “the T3 Nevada Parties”) entered into a credit agreement (the “Credit Agreement”) with Post Road Administrative LLC (the “Agent”) and its affiliate Post Road Special Opportunity Fund II LLP (collectively, “Post Road”). The Company is a party to certain sections of the Credit Agreement. Pursuant to the Credit Agreement, Post Road will provide T3 Nevada with a secured loan of up to $20,000,000, with initial loans of $10,500,000 pursuant to the issuance of a Term Loan A Note and $3,500,000 pursuant to the issuance of a Term Loan B Note, each funded on November 17, 2020, and an additional $6,000,000 on loans, in increments of $1,000,000 as requested by T3 Nevada before the 18 month anniversary of the initial funding date to be lent pursuant to the issuance of a Delayed Draw Term Note. After payment of transaction-related expenses and closing fees of $964,000, net proceeds to the Company from the Note totaled $13,036,000. The Company recorded these discounts and cost of $964,000 as a discount to the Notes and will be amortized as interest expense over the term of the notes.

During the year ended July 31, 2022, the Company amortized $1,294,201 of the total debt discount as interest expense for the Term Loan A Note and the Term Loan B Note. The total debt discount outstanding on the notes as of July 31, 2022, and July 31, 2021, were $0 and $5,355,322, respectively.

Term Loan A Note with a maturity date of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan A is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three.

Term Loan B had a maturity date of December 31, 2021, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). Term Loan B is non-amortized (interest only payments) through the maturity date and contains an option for the Company to pay interest in kind (PIK) for up to five percent (5%) of the interest rate in year one, four percent (4%) in year two and three percent (3%) in year three. The Term Loan B was recapitalized under the revised A&R Term Loan A Note as indicated below.

On December 20, 2021, T3 Nevada and Post Road entered into an amendment to the Credit Agreement (the “Amendment”) in connection with which T3 Nevada issued an Amended and Restated Term Loan A Note (the “A&R Term Loan A Note”) in replacement of the Term Loan A Note. Under the First Amendment, the Term Loan B Note principal of $3,500,000, accrued interest of $187,442, and amendment fee of $1,418,744 were recapitalized under the revised A&R Term Loan A Note.

Pursuant to the First Amendment, the additional proceeds of $6,000,000 were used to fund the acquisition of Skynet Telecom LLC’s assets and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. The Company evaluated the amendment and the recapitalization of the notes and accounted for these changes as an extinguishment of debt and recognized a loss on extinguishment of debt of $5,479,865, the loss is composed of the full amortization debt discount of $4,061,121, and the amendment fees of $1,418,744.

The A&R Term Loan A Note has maturity dates of November 17, 2024, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%). The principal balance and accrued PIK interest outstanding on the A&R Term Loan A Note were $22,168,515 and $530,672, respectively as of July 31, 2022.

On February 4, 2022, the T3 Nevada Parties and Post Road agreed that Post Road would provide T3 Nevada with a secured loan of $10,000,000 pursuant to a Term Loan C Note. The proceeds of $10,000,000 were used to fund the acquisition of Next Level and for general corporate and working capital purposes as well as professional fees and other fees and expenses with respect to the transactions contemplated by the Amendment. At issuance the company recognized $250,000 in OID and $220,000 in debt issuance cost which will be amortized over the term of the note. The total unamortized debt discount was $313,334. The principal balance and accrued PIK interest outstanding on the Term Loan C Note were $10,000,000 and $199,413, respectively as of July 31, 2022.

The Term Loan C Note has a maturity date of August 4, 2023, and an interest rate of LIBOR (with a minimum rate of 1.5%) plus twelve percent (12%).

The Credit Agreement contains customary representations, warranties, and indemnification provisions. The Credit Agreement also contains affirmative and negative covenants with respect to operation of the business and properties of the loan parties as well as financial performance. Below are key covenants requirements, (measured quarterly):

1. Maximum Allowed - Senior Leverage Ratio of 4.06 to 1.00

2. Minimum Allowed - EBITDA of $3,719,589

3. Minimum Allowed - Liquidity of $2,000,000

4. Maximum Allowed - Capital Expenditures of $94,798 (Quarterly)

5. Minimum Allowed - Fixed Charge Coverage Ratio of 1.5 to 1.00

6. Maximum Allowed - Churn of 3.00% at any time

On June 13, 2022, the lender agreed to forbear the financial covenants that were not complied with during the quarter ended April 30, 2022. Subsequentially, on October 17, 2022, the lender agreed to forbear the financial covenants that were not complied with during the year and quarter ended July 31, 2022.

T3 Nevada’s obligations under the Credit Agreement are secured by a first-priority security interest in all of the assets of T3 Nevada and guaranteed by the other subsidiaries of the Company pursuant to the Guaranty and Collateral Agreement, dated November 17, 2020, subsequently amended on December 31, 2021, and February 4, 2022, by and among T3 Nevada, T3’s Nevada’s subsidiaries, and the Agent (the “Guaranty and Collateral Agreement”). In addition, T3 Nevada’s obligations under the Credit Agreement are, pursuant to a Pledge Agreement (the “Pledge Agreement”), secured by a pledge of a first priority security interest in T3 Nevada’s 100% equity ownership of each of T3 Nevada’s operating companies.

Promissory Notes - Next Level Internet Acquisition

On February 4, 2022, as per the acquisition of Next Level Internet, Inc. (“Next Level” or “NLI”), the Company entered into two unsecured promissory notes (the “Unsecured Adjustable Promissory Notes”) for $1,800,000 and $200,000, respectively. The notes are payable in eight equal quarterly installments in the aggregate amount of $250,000 each commencing on June 4, 2022, through and including March 7, 2024, with a base annual interest rate of 0% and a default annual interest rate of 18%. The amount owed is subject to change based on certain revenue milestones required to be achieved by Next Level. At issuance, the Company fair valued the notes and recognized a debt discount of $241,000 which is amortized over the term of the notes. The Company amortized $60,250 to interest expense during the year ended July 31, 2022. Total unamortized debt discount on the notes as of July 31, 2022, was $180,750. During the year ended July 31, 2022, the Company made a principal payment of $250,000. The total principal balance outstanding as of July 31, 2022, on the Unsecured Adjustable Promissory Notes was $1,750,000.